Income Tax Provisions (Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Current:
Federal	$ 3,722	$ (47,053)	$ 39,514
State	(7,480)	3,908	2,674
Foreign		(273)	1,314
Total current	(3,758)	(43,418)	43,502
Deferred:
Federal	25,724	21,570	6,099
State	2,810	13,018	(10,001)
Foreign		16	44
Total deferred	28,534	34,604	(3,858)
Total	$ 24,776	$ (8,814)	$ 39,644